Not FDIC Insured May Lose Value No Bank Guarantee
See Notes to Statements of Investments.

Statements of Investments
(unaudited)
Franklin Payout 2021 Fund 2
Franklin Payout 2022 Fund 5
Notes to Financial Statements 8

Franklin Fund Allocator Series
Statement of Investments (unaudited), February 28, 2021
Franklin Payout 2021 Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds 60.5%
Aerospace & Defense 2.4%
Boeing Co. (The) , Senior Note , 2.35% , 10/30/21 ..............
United States 100,000 $ 100,530
Beverages 2.4%
PepsiCo, Inc. , Senior Note , 1.7% , 10/06/21 ..................
United States 100,000 100,785
Biotechnology 3.7%
AbbVie, Inc. , Senior Note , 3.375% , 11/14/21 .................
United States 50,000 51,051
Gilead Sciences, Inc. , Senior Note , 4.4% , 12/01/21 ............
United States 100,000 102,053
153,104
Capital Markets 2.5%
Bank of New York Mellon Corp. (The) , Senior Note , 3.55% , 9/23/21
United States 100,000 101,606
Chemicals 2.5%
Air Products and Chemicals, Inc. , Senior Note , 3% , 11/03/21 .....
United States 100,000 101,843
Consumer Finance 4.9%
Caterpillar Financial Services Corp. , Senior Note , 1.931% , 10/01/21
United States 100,000 101,018
John Deere Capital Corp. , Senior Note , 3.15% , 10/15/21 ........
United States 100,000 101,630
202,648
Diversified Financial Services 2.5%
Berkshire Hathaway, Inc. , Senior Note , 3.75% , 8/15/21 .........
United States 100,000 101,618
Diversified Telecommunication Services 2.5%
a
Telstra Corp. Ltd. , Senior Bond , 144A, 4.8% , 10/12/21 .......... Australia 100,000 102,773
Electric Utilities 3.7%
Baltimore Gas and Electric Co. , Senior Note , 3.5% , 11/15/21 .....
United States 50,000 50,732
Duke Energy Corp. , Senior Note , 1.8% , 9/01/21 ..............
United States 100,000 100,631
151,363
Electrical Equipment 2.5%
Emerson Electric Co. , Senior Note , 2.625% , 12/01/21 ..........
United States 100,000 101,599
Energy Equipment & Services 2.5%
Halliburton Co. , Senior Note , 3.25% , 11/15/21 ................
United States 100,000 101,386
Food & Staples Retailing 2.5%
Kroger Co. (The) , Senior Note , 2.95% , 11/01/21 ..............
United States 50,000 50,790
Walgreens Boots Alliance, Inc. , Senior Note , 3.3% , 11/18/21 .....
United States 50,000 50,790
101,580
Food Products 1.2%
General Mills, Inc. , Senior Bond , 3.15% , 12/15/21 .............
United States 50,000 50,773
Health Care Providers & Services 2.5%
UnitedHealth Group, Inc. , Senior Note , 3.375% , 11/15/21 .......
United States 100,000 101,410
Hotels, Restaurants & Leisure 2.4%
Marriott International, Inc. , N , Senior Note , 3.125% , 10/15/21 .....
United States 50,000 50,574
Yum! Brands, Inc. , Senior Bond , 3.75% , 11/01/21 .............
United States 50,000 50,431
101,005

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2021 Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Household Products 1.2%
Clorox Co. (The) , Senior Bond , 3.8% , 11/15/21 ...............
United States 50,000 $ 51,272
Industrial Conglomerates 2.5%
General Electric Co. , Senior Note , 4.65% , 10/17/21 ............
United States 100,000 102,741
Insurance 3.7%
a
New York Life Global Funding , Secured Note , 144A, 1.7% , 9/14/21 United States 100,000 100,810
Prudential Financial, Inc. , Senior Note , 4.5% , 11/16/21 .........
United States 50,000 51,492
152,302
Oil, Gas & Consumable Fuels 3.7%
Total Capital SA , Senior Bond , 4.25% , 12/15/21 ...............
France 100,000 103,171
Williams Cos., Inc. (The) , Senior Note , 4% , 11/15/21 ...........
United States 50,000 50,818
153,989
Pharmaceuticals 2.5%
Johnson & Johnson , Senior Note , 2.45% , 12/05/21 ............
United States 100,000 101,764
Road & Rail 1.2%
Norfolk Southern Corp. , Senior Bond , 3.25% , 12/01/21 .........
United States 50,000 50,714
Semiconductors & Semiconductor Equipment 2.5%
Intel Corp. , Senior Bond , 3.3% , 10/01/21 ....................
United States 100,000 101,756
Tobacco 2.5%
Philip Morris International, Inc. , Senior Note , 2.9% , 11/15/21 .....
United States 100,000 101,923
Total Corporate Bonds (Cost $2,459,142) .......................................
2,490,484
Foreign Government and Agency Securities 4.9%
Equinor ASA , Senior Note , 2.75% , 11/10/21 ..................
Norway 100,000 101,592
European Investment Bank , Senior Note , 2.125% , 10/15/21 .....
Supranational
b
100,000 101,238
Total Foreign Government and Agency Securities (Cost $200,028) ................
202,830
U.S. Government and Agency Securities 17.8%
FFCB, 2%, 12/01/21 ................................... United States 200,000 202,892
FHLB, 2.625%, 12/10/21 ................................ United States 200,000 203,993
U.S. Treasury Notes ,
1.875%, 11/30/21 .................................... United States 160,000 162,181
2.125%, 12/31/21 .................................... United States 160,000 162,745
Total U.S. Government and Agency Securities (Cost $720,545) ....................
731,811
Municipal Bonds 2.5%
California 2.5%
State of California, GO, 5.7%, 11/01/21 ..................... United States 100,000 103,685
Total Municipal Bonds (Cost $102,001) .........................................
103,685
Total Long Term Investments (Cost $3,481,716) .................................
3,528,810
a

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2021 Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 10 .
Short Term Investments 14.4%
a a
Country Shares
a
Value
a
Money Market Funds 14.4%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 594,730 $ 594,730
Total Money Market Funds (Cost $594,730) .....................................
594,730
Total Short Term Investments (Cost $594,730 ) ..................................
594,730
a
Total Investments (Cost $4,076,446) 100.1% ....................................
$4,123,540
Other Assets, less Liabilities (0.1)% ...........................................
(3,690)
Net Assets 100.0% ...........................................................
$4,119,850
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2021, the aggregate value of these securities was $203,583, representing 4.9% of net assets.
b
A supranational organization is an entity formed by two or more central governments through international treaties.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), February 28, 2021
Franklin Payout 2022 Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds 66.8%
Aerospace & Defense 4.2%
General Dynamics Corp. , Senior Bond , 2.25% , 11/15/22 ........
United States 100,000 $ 102,845
Raytheon Co. , Senior Bond , 2.5% , 12/15/22 .................
United States 50,000 51,601
154,446
Air Freight & Logistics 2.8%
United Parcel Service, Inc. , Senior Note , 2.45% , 10/01/22 .......
United States 100,000 103,515
Banks 9.9%
Bank of America Corp. , Senior Note , 2.503% , 10/21/22 .........
United States 100,000 101,395
Bank of Montreal , Senior Note , 2.55% , 11/06/22 ..............
Canada 100,000 103,663
Citigroup, Inc. , Senior Note , 2.7% , 10/27/22 .................
United States 50,000 51,878
JPMorgan Chase & Co. , Senior Note , 3.25% , 9/23/22 ..........
United States 100,000 104,670
361,606
Biotechnology 1.4%
AbbVie, Inc. , Senior Note , 2.9% , 11/06/22 ...................
United States 50,000 52,096
Capital Markets 1.5%
Morgan Stanley , Sub. Bond , 4.875% , 11/01/22 ...............
United States 50,000 53,628
Consumer Finance 5.7%
American Express Co. , Senior Note , 2.65% , 12/02/22 ..........
United States 100,000 104,076
Caterpillar Financial Services Corp. , Senior Note , 2.55% , 11/29/22
United States 100,000 104,001
208,077
Diversified Telecommunication Services 1.4%
Verizon Communications, Inc. , Senior Note , 2.45% , 11/01/22 .....
United States 50,000 51,455
Electric Utilities 1.4%
AEP Texas, Inc. , Senior Note , 2.4% , 10/01/22 ................
United States 50,000 51,395
Energy Equipment & Services 2.9%
a
Schlumberger Finance Canada Ltd. , Senior Note , 144A, 2.65% ,
11/20/22 .......................................... United States 100,000 103,569
Entertainment 2.9%
TWDC Enterprises 18 Corp. , Senior Note , 2.35% , 12/01/22 ......
United States 100,000 103,537
Food & Staples Retailing 2.9%
Walmart, Inc. , Senior Note , 2.35% , 12/15/22 .................
United States 100,000 103,626
Health Care Providers & Services 4.3%
CVS Health Corp. , Senior Note , 4.75% , 12/01/22 .............
United States 50,000 53,251
UnitedHealth Group, Inc. , Senior Note , 2.375% , 10/15/22 .......
United States 100,000 103,485
156,736
Household Products 2.8%
Colgate-Palmolive Co. , Senior Note , 2.25% , 11/15/22 ..........
United States 100,000 103,472
Insurance 8.5%
a
MassMutual Global Funding II , Senior Secured Note , 144A, 2.5% ,
10/17/22 .......................................... United States 100,000 103,657
MetLife, Inc. , Senior Bond , 1.564% , 12/15/22 ................
United States 100,000 104,932
a
Swiss Re Treasury US Corp. , Senior Note , 144A, 2.875% , 12/06/22 Switzerland 100,000 102,781
311,370

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2022 Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
IT Services 4.3%
Fiserv, Inc. , Senior Note , 3.5% , 10/01/22 ....................
United States 50,000 $ 52,072
International Business Machines Corp. , Senior Note , 2.875% ,
11/09/22 .......................................... United States 100,000 104,574
156,646
Multi-Utilities 1.4%
Public Service Enterprise Group, Inc. , Senior Note , 2.65% , 11/15/22
United States 50,000 51,846
Oil, Gas & Consumable Fuels 2.9%
a
APT Pipelines Ltd. , Senior Note , 144A, 3.875% , 10/11/22 ....... Australia 50,000 52,420
ONEOK Partners LP , Senior Bond , 3.375% , 10/01/22 ..........
United States 50,000 51,783
104,203
Professional Services 1.4%
Equifax, Inc. , Senior Note , 3.3% , 12/15/22 ...................
United States 50,000 52,195
Technology Hardware, Storage & Peripherals 1.4%
NetApp, Inc. , Senior Note , 3.25% , 12/15/22 ..................
United States 50,000 51,903
Tobacco 2.8%
Philip Morris International, Inc. , Senior Note , 2.5% , 11/02/22 .....
United States 100,000 103,453
Total Corporate Bonds (Cost $2,348,993) .......................................
2,438,774
Foreign Government and Agency Securities 5.6%
International Bank for Reconstruction & Development , Senior Note ,
1.875% , 10/07/22 .................................... Supranational
b
100,000 102,744
International Finance Corp. , Senior Note , 2% , 10/24/22 .........
Supranational
b
100,000 102,997
Total Foreign Government and Agency Securities (Cost $197,967) ................
205,741
U.S. Government and Agency Securities 18.1%
FHLB ,
1.875%, 12/09/22 .................................... United States 150,000 154,595
2.5%, 12/09/22 ..................................... United States 150,000 156,289
U.S. Treasury Notes ,
1.625%, 11/15/22 .................................... United States 170,000 174,370
2%, 11/30/22 ....................................... United States 170,000 175,578
Total U.S. Government and Agency Securities (Cost $633,289) ....................
660,832
Asset-Backed Securities 4.3%
Banks 1.4%
Capital One Multi-Asset Execution Trust , 2017-A6 , A6 , 2.29% ,
7/15/25 ........................................... United States 50,000 51,616
Consumer Finance 2.9%
American Express Credit Account Master Trust , 2017-7 , A , 2.35% ,
5/15/25 ........................................... United States 100,000 103,466
Total Asset-Backed Securities (Cost $147,176) ..................................
155,082
Total Long Term Investments (Cost $3,327,425) .................................
3,460,429
a

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2022 Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 10 .
Short Term Investments 4.8%
a a
Country Shares
a
Value
a
Money Market Funds 4.8%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 174,631 $ 174,631
Total Money Market Funds (Cost $174,631) .....................................
174,631
Total Short Term Investments (Cost $174,631 ) ..................................
174,631
a
Total Investments (Cost $3,502,056) 99.6% .....................................
$3,635,060
Other Assets, less Liabilities 0.4% .............................................
13,428
Net Assets 100.0% ...........................................................
$3,648,488
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2021, the aggregate value of these securities was $362,427, representing 9.9% of net assets.
b
A supranational organization is an entity formed by two or more central governments through international treaties.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-one separate funds, two of which are included in this report (Funds)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended February 28, 2021, investments in affiliated management investment companies were as follows:

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2021, in valuing the Funds’ assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Payout 2021 Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $512,564 $349,964 $(267,798) $— $— $594,730 594,730 $—
Total Affiliated Securities .... $512,564 $349,964 $(267,798) $— $— $594,730 $—
Franklin Payout 2022 Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $182,752 $281,442 $(289,563) $— $— $174,631 174,631 $—
Total Affiliated Securities .... $182,752 $281,442 $(289,563) $— $— $174,631 $—
Level 1 Level 2 Level 3 Total
Franklin Payout 2021 Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 2,490,484 $ — $ 2,490,484
Foreign Government and Agency Securities .... — 202,830 — 202,830
U.S. Government and Agency Securities ....... — 731,811 — 731,811
4. Investments in Affiliated Management Investment Companies
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

6. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Payout 2021 Fund (continued)
Assets: (continued)
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 103,685 $ — $ 103,685
Short Term Investments ................... 594,730 — — 594,730
Total Investments in Securities ........... $594,730 $3,528,810 $— $4,123,540
Franklin Payout 2022 Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — 2,438,774 — 2,438,774
Foreign Government and Agency Securities .... — 205,741 — 205,741
U.S. Government and Agency Securities ....... — 660,832 — 660,832
Asset-Backed Securities .................. — 155,082 — 155,082
Short Term Investments ................... 174,631 — — 174,631
Total Investments in Securities ........... $174,631 $3,460,429 $— $3,635,060
a
For detailed categories, see the accompanying Statement of Investments.
Selected Portfolio
CLO Collateralized Loan Obligation
FFCB Federal Farm Credit Banks Funding Corp.
FHLB Federal Home Loan Banks
GO General Obligation
5. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.